UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number:                  811-3363

Exact name of registrant as specified                Delaware Group Limited Term
in charter:                                          Government Funds

Address of principal executive offices:              2005 Market Street
                                                     Philadelphia, PA 19103

Name and address of agent for service:               David F. Connor, Esq.
                                                     2005 Market Street
                                                     Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end:                             December 31

Date of reporting period:                            September 30, 2006

Schedule of Investments (Unaudited)


Delaware Limited-Term Government Fund

September 30, 2006

                                                  Principal         Market
                                                   Amount           Value

Agency Asset-Backed Securities - 0.41%

Fannie Mae Grantor Trust
     Series 2003-T4 2A5 4.907% 9/26/33              $462,671         $459,170
   ~ Series 2004-T4 A3 4.42% 8/25/24                 572,076          569,588
                                                                      _______

Total Agency Asset-Backed Securities
     (cost $1,030,863)                                              1,028,758
                                                                    _________

Agency Collateralized Mortgage Obligations - 14.17%

~ E.F. Hutton Trust III Series 1 A
     6.139% 10/25/17                                 156,796          156,870
Fannie Mae
     Series 1993-18 PK 6.50% 2/25/08                 240,130          240,502
     Series 1993-71 PL 6.50% 5/25/08                 254,638          254,528
     Series 1996-46 ZA 7.50% 11/25/26                509,210          544,848
     Series 2001-50 BA 7.00% 10/25/41                511,886          525,167
     Series 2003-122 AJ 4.50% 2/25/28                390,132          380,544
Fannie Mae Grantor Trust
     Series 2001-T8 A2 9.50% 7/25/41               1,412,857        1,525,484
     Series 2001-T10 A1 7.00% 12/25/41               569,950          586,651
     Series 2002-T1 A2 7.00% 11/25/31                326,614          336,387
Fannie Mae Whole Loan
     Series 2002-W1 2A 7.50% 2/25/42                 325,937          338,602
     Series 2003-W3 2A3 4.16% 6/25/42                 42,031           41,865
     Series 2004-W9 2A1 6.50% 2/25/44                395,157          404,345
Freddie Mac
     Series 1490 CA 6.50% 4/15/08                     85,964           85,775
     Series 2480 EH 6.00% 11/15/31                   284,223          284,060
     Series 2541 JB 5.00% 2/15/16                    922,012          916,591
     Series 2552 KB 4.25% 6/15/27                    843,320          834,316
     Series 2662 MA 4.50% 10/15/31                   696,500          682,629
     Series 2915 KP 5.00% 11/15/29                   640,000          626,202
     Series 3063 PC 5.00% 2/15/29                  1,035,000        1,018,384
Freddie Mac Stated Final Series 5 GC
     2.95% 12/15/09                                2,958,204        2,884,068
/ Freddie Mac Structured Pass Through Securities
     Series T-42 A5 7.50% 2/25/42                    119,181          123,704
     Series T-56 A3B 4.406% 8/25/39                1,394,315        1,384,918
     Series T-58 2A 6.50% 9/25/43                  2,119,886        2,163,324
   ~ Series T-60 1A4C 5.395% 3/25/44               3,000,000        2,980,278
GNMA
     Series 2002-28 B 5.779% 7/16/24               6,000,000        6,116,813
     Series 2002-61 BA 4.648% 3/16/26              2,249,589        2,224,284
     Series 2003-72 C 4.86% 2/16/30                2,500,000        2,474,955
     Series 2003-78 B 5.11% 10/16/27               5,000,000        4,964,716
                                                                    _________

Total Agency Collateralized Mortgage Obligations
     (cost $35,422,201)                                            35,100,810
                                                                   __________

Agency Mortgage-Backed Securities - 36.43%

Fannie Mae
     4.50% 9/1/13 to 3/1/14                        2,598,931        2,538,654
     5.50% 5/15/09 to 1/1/13                       1,701,469        1,699,179
     6.00% 9/1/12                                  1,552,147        1,565,900
     6.215% 6/1/08                                 1,218,420        1,225,556
     6.50% 8/1/17                                    424,840          432,514
     6.765% 1/1/07                                 2,094,202        2,089,293
     7.00% 11/15/16                                1,164,399        1,187,938
     7.41% 4/1/10                                  4,781,104        5,109,777
     9.00% 11/1/15                                   194,609          207,110
     10.00% 10/1/30                                  175,533          194,533
     10.50% 6/1/30                                    28,832           32,338
     16.00% 11/15/12                                 253,409          313,079
~ Fannie Mae ARM
     3.017% 6/1/34                                   931,903          921,171
     3.779% 8/1/34                                   858,665          860,709
     4.984% 11/1/33                                2,657,188        2,581,005

     5.066% 8/1/35                                   844,166          825,651
     5.21% 12/1/33                                 1,103,728        1,141,980
     5.92% 4/1/36                                  4,659,448        4,724,394
     6.189% 6/1/36                                 1,790,639        1,810,784
     6.25% 7/1/36                                  1,924,388        1,960,423
     6.35% 7/1/36 to 8/1/36                        2,381,705        2,431,675
     6.376% 4/1/36                                   835,128          855,974
Fannie Mae Balloon 7 yr
     4.00% 8/1/10                                  1,770,829        1,712,350
     5.00% 8/1/11                                  2,494,268        2,475,123
Fannie Mae FHAVA
     7.25% 4/1/09                                      4,785            4,831
     7.50% 3/1/25                                     56,150           57,992
     8.50% 8/1/09                                      7,439            7,606
     10.00% 1/1/19                                    67,562           75,380
     11.00% 8/1/10 to 12/1/15                        438,531          476,279
Fannie Mae GPM 11.00% 11/1/10                         16,231           17,432
Fannie Mae Relocation 15 yr 4.00% 9/1/20           1,056,319          994,941
Fannie Mae Relocation 30 yr 5.00% 9/1/33             731,631          710,731
Fannie Mae S.F. 15 yr
     5.00% 7/1/19                                    586,325          576,947
     7.50% 4/1/11                                     14,412           14,774
     8.00% 10/1/09 to 10/1/16                      1,324,588        1,370,033
     8.50% 3/1/08                                      6,710            6,705
Fannie Mae S.F. 15 yr TBA
     5.50% 10/1/36                                 2,000,000        1,999,376
     6.00% 10/1/21                                   735,000          746,254
Fannie Mae S.F. 20 yr 6.50% 2/1/22                   554,213          568,855
Fannie Mae S.F. 30 yr
     5.50% 3/1/29 to 4/1/29                        1,927,896        1,909,443
     7.00% 8/1/32 to 9/1/32                          493,172          507,588
     7.50% 12/1/10 to 11/1/31                        278,107          285,528
     8.00% 9/1/11 to 5/1/24                          595,662          625,680
     8.50% 11/1/07 to 8/1/17                         316,597          328,933
     9.00% 8/1/22                                    498,060          535,709
     9.25% 3/1/09 to 3/1/20                           71,100           76,009
     10.00% 2/1/25                                 1,008,684        1,118,536
     11.00% 7/1/12 to 8/1/20                         284,293          315,654
     11.50% 11/1/16                                   96,162          107,116
     12.50% 2/1/11                                     2,165            2,282
     13.00% 7/1/15                                    23,458           24,941
Fannie Mae S.F. 30 yr TBA
     5.00% 10/1/36                                   570,000          547,913
     5.50% 10/25/36                                  350,000          344,859
     6.00% 10/1/36                                 1,725,000        1,733,087
     6.50% 10/25/36                                5,090,000        5,183,849
     7.00% 10/1/36                                    90,000           92,447
Freddie Mac
     6.00% 1/1/17                                    649,275          655,362
     6.50% 6/17/14 to 3/1/16                       2,397,209        2,459,060
     9.00% 3/17/08                                     1,452            1,448
~ Freddie Mac ARM
     4.039% 4/1/34                                   415,509          415,208
     5.621% 4/1/33                                   960,106          983,112
Freddie Mac Balloon 5 yr
     4.00% 3/1/08 to 8/1/08                        2,092,514        2,060,304
     4.50% 1/1/10                                    169,180          166,732
Freddie Mac Balloon 7 yr
     4.00% 4/1/10 to 5/1/10                        1,623,411        1,565,195
     4.50% 3/1/10 to 12/1/11                       4,796,471        4,714,802
     5.00% 6/1/11 to 11/1/11                         691,249          685,916
     6.00% 4/1/09                                     55,189           55,359
Freddie Mac FHAVA
     8.00% 3/1/08                                     10,201           10,259
     8.50% 1/1/09                                      7,836            7,946
     9.50% 2/1/10                                     53,309           53,836
     11.00% 2/1/14                                     8,289            8,927
Freddie Mac Relocation 15 yr 3.50% 9/1/18
     to 10/1/18                                    4,359,488        4,024,753
Freddie Mac Relocation 30 yr
     5.00% 9/1/33                                  2,629,972        2,563,374
     6.50% 10/1/30                                     2,316            2,365

Freddie Mac S.F. 15 yr
     6.00% 10/1/10                                    20,951           21,043
     6.50% 6/1/11                                     37,081           37,559
     7.50% 4/1/11                                     78,167           79,977
     8.00% 7/1/16                                    252,724          266,014
Freddie Mac S.F. 20 yr 5.50% 9/1/24                2,149,262        2,139,279
Freddie Mac S.F. 30 yr
     7.00% 11/1/33                                 1,058,068        1,089,199
     8.00% 10/1/07 to 5/1/31                         776,021          801,926
     8.25% 3/1/09                                     32,891           33,000
     8.50% 12/1/08 to 11/1/10                         45,793           46,402
     8.75% 5/1/10                                     56,884           58,458
     9.00% 6/1/09 to 9/1/30                          437,400          472,323
     9.50% 6/1/16                                      8,103            8,298
     9.75% 12/1/08                                     9,644            9,923
     11.00% 11/1/19 to 5/1/20                         40,644           45,380
     11.50% 6/1/15 to 3/1/16                         488,008          545,264
Freddie Mac S.F. 30 yr TBA 5.00% 10/1/36             265,000          254,897
GNMA I Buydown 30 yr 10.50% 11/15/15                  46,671           51,650
GNMA I GPM
     11.00% 7/15/10                                   19,538           20,929
     11.50% 4/15/10                                   14,003           15,136
     12.25% 1/15/14                                   15,691           17,314
GNMA I Mobile Home 6.50% 9/15/10                      21,334           21,549
GNMA I S.F. 15 yr
     6.00% 2/15/09 to 6/15/09                        165,048          165,308
     7.50% 7/15/10 to 9/15/10                        233,327          236,185
GNMA I S.F. 30 yr
     6.00% 4/15/33                                   609,690          617,870
     7.00% 5/15/28                                   456,532          471,846
     7.50% 12/15/23 to 12/15/31                      576,538          600,016
     8.00% 6/15/30                                    18,402           19,498
     9.00% 10/15/09 to 2/15/17                       138,542          144,906
     9.50% 6/15/16 to 11/15/17                        28,810           31,222
     11.00% 12/15/09 to 5/15/20                      290,536          320,795
GNMA II GPM 9.75% 12/20/16 to 9/20/17                 21,651           23,686
GNMA II S.F. 15 yr 7.50% 3/20/09                      10,492           10,654
GNMA II S.F. 30 yr
     9.50% 11/20/20 to 11/20/21                      223,486          243,713
     10.50% 6/20/20                                    2,467            2,751
     11.00% 9/20/15 to 10/20/15                      117,893          129,738
     11.50% 12/20/17 to 10/20/18                      75,087           84,759
     12.00% 4/20/14 to 5/20/16                       267,905          298,505
     12.50% 10/20/13 to 1/20/14                       78,915           87,359
                                                                       ______

Total Agency Mortgage-Backed Securities
     (cost $91,602,770)                                            90,223,109
                                                                   __________

Agency Obligations - 13.70%

Fannie Mae
     5.25% 12/3/07                                 5,685,000        5,696,342
     6.625% 9/15/09                                1,645,000        1,722,700
Federal Home Loan Bank
     3.625% 2/16/07                                1,500,000        1,490,831
     3.84% 11/25/09                                1,660,376        1,602,820
     4.875% 11/15/06                                 115,000          114,932
Freddie Mac
     4.125% 7/12/10                                5,010,000        4,879,279
     5.00% 2/8/08 to 9/16/08                       4,855,000        4,851,730
     7.00% 3/15/10                                 7,115,000        7,582,548
^ Freddie Mac Principal Strip 3.57% 10/15/08       6,630,000        6,004,433
                                                                    _________

Total Agency Obligations (cost $33,838,317)                        33,945,615
                                                                   __________

Commercial Mortgage-Backed Securities - 1.33%

~ Bank of America Commercial Mortgage
     Securities Series 2006-3 A4 5.889% 7/10/44      885,000          919,792
~ Credit Suisse Mortgage Capital Certificates
     Series 2006-C1 AAB 5.557% 2/15/39               230,000          233,208
~ JPMorgan Chase Commercial Mortgage Securities
     Series 2006-LDP7 AJ 5.875% 4/15/45              255,000          264,641
   # Series 2006-RR1A A1 144A 5.456% 10/18/52        240,000          241,874
Lehman Brothers-UBS Commercial Mortgage Trust
     Series 2005-C5 A2 4.885% 9/15/30                450,000          446,604
Merrill Lynch Mortgage Trust Series
     2005-CIP1 A2 4.96% 7/12/38                      270,000          268,125

Morgan Stanley Capital I
     Series 1998-XL1 A2 6.45% 6/3/30                  30,256           30,250
     Series 2005-HQ6 A2A 4.882% 8/13/42              240,000          237,511
# Tower 144A
     Series 2006-1 B 5.588% 2/15/36                  255,000          255,721
     Series 2006-1 C 5.707% 2/15/36                  390,000          391,402
                                                                      _______
Total Commercial Mortgage-Backed Securities
     (cost $3,244,213)                                              3,289,128
                                                                    _________

Corporate Bonds - 0.81%

Brokerage - 0.41%
Merrill Lynch
   ~ 5.12% 3/12/07                                   500,000          496,735
     6.00% 2/17/09                                   500,000          508,578
                                                                      _______

                                                                    1,005,313
                                                                    _________
Electric - 0.40%
Southern Capital Funding 5.30% 2/1/07              1,000,000          998,239
                                                                      _______

                                                                      998,239
                                                                      _______

Total Corporate Bonds (cost $2,076,180)                             2,003,552
                                                                    _________

Municipal Bonds - 0.42%

Massachusetts State Special Obligation
     Revenue Loan 3.679% 6/1/22 (FSA)                950,000        1,033,505
                                                                    _________

Total Municipal Bonds (cost $1,045,489)                             1,033,505
                                                                    _________

Non-Agency Asset-Backed Securities - 9.12%

~ Ameriquest Mortgage Securities Series
     2006-R1 A2C 5.52% 3/25/36                     1,335,000        1,336,988
Centex Home Equity Series 2005-D AF4
     5.27% 10/25/35                                1,065,000        1,060,558
Chase Funding Mortgage Loan Asset-Backed
Certificates Series 2003-3 1A4 3.303% 11/25/29       470,727          463,400
Countrywide Asset-Backed Certificates
   ~ Series 2005-12 2A2 4.898% 2/25/36               640,000          634,782
   ~ Series 2006-1 AF2 5.281% 7/25/36                260,000          259,131
   ~ Series 2006-3 2A2 5.51% 6/25/36               1,750,000        1,753,191
   ~ Series 2006-4 2A2 5.51% 7/25/36               1,855,000        1,858,133
   ~ Series 2006-15 A3 5.689% 10/25/46               720,000          723,682
     Series 2006-S3 A2 6.085% 6/25/21                780,000          789,576
     Series 2006-S5 A3 5.762% 6/25/35              1,040,000        1,041,516
   ~ Series 2006-S6 A2 5.519% 3/25/34                725,000          724,303
# Dunkin Securitization Series 2006-1
     A2 144A 5.779% 6/20/31                          565,000          574,504
General Motors Acceptance Corporation
     Mortgage Loan Trust Series
     2003-HE2 A3 4.12% 10/25/26                      224,746          223,141
  ~# MASTR Specialized Loan Trust Series
     2005-2 A2 144A 5.006% 7/25/35                   710,047          694,737
   ~ Merrill Lynch Mortgage Investors
     Series 2006-AR1 A2C 5.49% 3/25/37             1,255,000        1,255,543
Ownit Mortgage Loan Asset Backed Certificates
     Series 2006-1 AF1 5.424% 12/25/36               454,494          452,079
Renaissance Home Equity Loan Trust
     Series 2004-4 AF2 3.856% 2/25/35                259,579          258,401
     Series 2005-4 A2 5.399% 2/25/36                 405,000          403,608
     Series 2005-4 A3 5.565% 2/25/36                 255,000          255,321
~ Residential Asset Mortgage Products Series
     2004-RZ2 AI3 4.30% 1/25/31                      614,243          607,867
~ Residential Asset Securities Series 2006-KS3
     AI3 5.50% 4/25/36                               875,000          876,575
Residential Funding Mortgage Securities II
     Series 2003-HS2 AI3 3.17% 3/25/18             1,961,490        1,918,886
   ~ Series 2005-HI2 A1 5.47% 5/25/35                 61,488           61,492
   ~ Series 2006-HSA2 AI2 5.50% 3/25/36            1,600,000        1,597,791
# Sierra Receivables Funding Company 144A
     Series 2003-1A A 3.09% 1/15/14                  317,253          312,711
     Series 2003-2A A1 3.03% 12/15/15                271,545          265,153
Structured Asset Securities
     Series 2005-4XS 1A2B 4.67% 3/25/35            1,685,000        1,665,108
     Series 2005-NC1 A2 3.92% 2/25/35                521,841          518,181
                                                                    _________

Total Non-Agency Asset-Backed Securities
     (cost $22,589,094)                                            22,586,358
                                                                   __________

Non-Agency Collateralized Mortgage
     Obligations - 9.63%

~ Bear Stearns Adjustable Rate Mortgage Trust
     Series 2005-7 1A2 4.75% 8/25/35                 324,369          317,606
~ Bear Stearns Alternative A Trust
     Series 2006-3 33A1 6.205% 5/25/36               976,907          990,979
     Series 2006-3 34A1 6.217% 5/25/36             1,025,513        1,040,461
     Series 2006-4 23A5 6.246% 8/25/36               786,624          795,229
Bear Stearns Asset Backed Securities Series
     2005-AC8 A5 5.50% 11/25/35                      851,794          843,669
Countrywide Alternative Loan Trust
   ~ Series 2004-J7 1A2 4.673% 8/25/34               370,015          367,014
     Series 2006-2CB A3 5.50% 3/25/36                692,984          696,083
  /~ Countrywide Home Loan Mortgage Pass
     Through Trust
     Series 2004-12 1M 4.569% 8/25/34                706,806          698,695
     Series 2006-HYB4 1A2 5.738% 6/20/36             744,791          746,796

Credit Suisse First Boston Mortgage
     Securities
     Series 2003-29 5A1 7.00% 12/25/33               363,375          367,236
     Series 2004-1 3A1 7.00% 2/25/34                 217,660          220,101
~ General Motors Acceptance Corporation
     Mortgage Loan Trust Series 2005-AR2
     4A 5.185% 5/25/35                               758,624          742,019
# GSMPS Mortgage Loan Trust 144A
     Series 1998-2 A 144A 7.75% 5/19/27              356,135          373,113
     Series 1999-3 A 8.00% 8/19/29                   891,091          940,805
     Series 2005-RP1 1A4 8.50% 1/25/35               990,267        1,050,282
     Series 2006-RR1 1A3 8.00% 1/25/36             2,034,769        2,154,413
~ Indymac Index Mortgage Loan Trust
     Series 2006-AR2 1A1A 5.55% 4/25/46            1,163,208        1,164,164
     Series 2006-AR7 5A1 6.159% 5/25/36              621,909          629,576
~ JPMorgan Mortgage Trust Series 2004-A5 4A2
     4.843% 12/25/34                                 546,891          539,127
# MASTR Reperforming Loan Trust Series 2005-1
     1A5 144A 8.00% 8/25/34                          688,745          728,257
~ Nomura Asset Acceptance Series 2006-AF1
     1A2 6.159% 5/25/36                            1,320,000        1,333,046
Residential Asset Mortgage Products
     Series 2004-SL1 A3 7.00% 11/25/31               386,003          391,858
     Series 2004-SL4 A3 6.50% 7/25/32                470,800          478,992
~ Washington Mutual
     Series 2003-AR4 A7 3.95% 5/25/33              1,030,424        1,010,361
     Series 2006-AR7 1A 5.543% 7/25/46               551,895          551,680
~ Washington Mutual Alternative Mortgage
     Pass Through Certificates
     Series 2005-1 5A2 6.00% 3/25/35                 419,176          417,232
     Series 2005-1 6A2 6.50% 3/25/35                  89,076           89,693
     Series 2006-5 2CB3 6.00% 7/25/36                830,250          839,411
   ~ Series 2006-AR5 3A 5.503% 7/25/46               624,055          624,762
~ Wells Fargo Mortgage Backed Securities Trust
     Series 2004-EE 2A1 3.989% 12/25/34            1,371,146        1,341,159
     Series 2006-AR4 2A1 5.789% 4/25/36            1,364,423        1,360,179
                                                                    _________
Total Non-Agency Collateralized Mortgage
     Obligations (cost $23,955,728)                                23,843,998
                                                                   __________

U.S. Treasury Obligations - 16.39%

oo U.S. Treasury Bond 12.00% 8/15/13               1,930,000        2,180,373
U.S. Treasury Inflation Index Bond 2.00% 1/15/26   1,266,122        1,214,687
U.S. Treasury Inflation Index Notes
     2.375% 4/15/11                                1,635,130        1,637,367
     3.00% 7/15/12                                 4,821,042        5,003,528
     3.375% 1/15/07                                2,176,905        2,158,709
     4.25% 1/15/10                                 2,914,726        3,083,690
U.S. Treasury Notes
     4.625% 8/31/11                               17,655,000       17,679,840
     4.875% 8/15/09 to 8/15/16                     2,990,000        3,044,317
^ U.S. Treasury Strip 4.227% 11/15/13              6,370,000        4,604,886
                                                                    _________

Total U.S. Treasury Obligations (cost $41,517,851)                 40,607,397
                                                                   __________

Repurchase Agreements - 2.15%

With BNP Paribas 5.00% 10/2/06
(dated 9/29/06, to be repurchased at
$2,941,225, collateralized by $1,400,000
U.S. Treasury Notes 2.625% due 5/15/08,
market value $1,367,117, $669,000 U.S.
Treasury Notes 2.75% due 8/15/07,
market value $658,529 and $980,000
U.S. Treasury Notes 3.875% due 5/15/09,
market value $975,726)                             2,940,000        2,940,000

With Cantor Fitzgerald 5.00% 10/2/06
(dated 9/29/06, to be repurchased at
$1,190,496, collateralized by $894,000
U.S. Treasury Notes 3.375% due 9/15/09,
market value $865,862 and $350,000
U.S. Treasury Notes 4.00% due 6/15/09,
market value $348,413)                             1,190,000        1,190,000

With UBS Warburg 4.98% 10/2/06
(dated 9/29/06, to be repurchased at
$1,190,494, collateralized by $1,239,000
U.S. Treasury Bills due 3/1/07,
market value $1,214,186)                           1,190,000        1,190,000
                                                                    _________

Total Repurchase Agreements (cost $5,320,000)                       5,320,000
                                                                   __________

Total Market Value of Securities - 104.56%

     (cost $261,642,706)                                          258,982,230

Liabilities Net of Receivables and Other Assets
     (See Notes) - (4.56%)                                       (11,289,062)
                                                                 ____________

Net Assets Applicable to 30,104,834 Shares
     Outstanding - 100.00%                                       $247,693,168
                                                                 ____________

^ Zero coupon security. The interest rate shown is the yield at the time of purchase.

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2006, the aggregate amount of Rule 144A securities equaled $7,982,972, which represented 3.22% of the Fund's net assets. See Note 5 in "Notes."

~ Variable rate security. The interest rate shown is the rate as of September 30, 2006.

/ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

oo Fully or partially pledged as collateral for financial futures contracts.

Summary of Abbreviations:

ARM - Adjustable Rate Mortgage
FHAVA - Federal Housing Administration & Veterans Administration
FSA - Insured by Financial Security Assurance
GNMA - Government National Mortgage Association
GPM - Graduated Payment Mortgage
S.F. - Single Family
TBA - To Be Announced
yr - Year

The following futures contracts and swap agreements were outstanding at September 30, 2006:


Futures Contracts (1)
                                                                                                            Unrealized
         Contracts                      Notional Cost           Notional                                  Appreciation
       to Buy (Sell)                     (Proceeds)               Value           Expiration Date        (Depreciation)
       _____________                     _________                _____           _______________        _____________

(133) U.S. Treasury 2 year notes       $(27,139,581)        $(27,198,500)             12/31/06             $  (58,919)
  274 U.S. Treasury 5 year notes          28,717,562           28,911,281             12/31/06                193,719
(129) U.S. Treasury 10 year notes       (13,799,883)         (13,940,063)             12/31/06               (140,180)
 (12) U.S. Treasury long bond            (1,326,778)          (1,348,875)             12/31/06                (22,097)
                                                                                                             ________

                                                                                                           $  (27,477)
                                                                                                          ___________

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

Swap Agreements(2)

                                                                                                           Unrealized
Notional Amount              Expiration Date                    Description                               Appreciation
_______________              _______________                    ___________                               ____________

$7,540,000                        2/1/07              Agreement with State Street to receive the            $122,647
                                                      notional amount multiplied by the return
                                                      on the Lehman Brothers Commercial MBS
                                                      Index AAA and to pay the notional amount
                                                      multiplied by the 6 month BBA LIBOR
                                                      adjusted by a spread of plus 0.05%.

Because there is no organized market for these swap agreements, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related unrealized amounts shown above.

(1) See Note 3 in "Notes."

(2) See Note 4 in "Notes."

____________________________________________________________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Limited-Term Government Funds - Delaware Limited-Term Government Fund (the "Fund").

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments(R) Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments

At September 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                  $261,757,128
                                     ____________

Aggregate unrealized appreciation         936,373
Aggregate unrealized depreciation      (3,711,271)
Net unrealized depreciation          $ (2,774,898)

For federal income tax purposes, at December 31, 2005, capital loss carryforwards of $19,618,627 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $5,505,504 expires in 2007, $5,888,621 expires in 2008, $6,133,212 expires in 2012 and
$2,091,290 expires in 2013.

3. Futures Contracts

The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

4. Swap Agreements

The Fund may enter into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

5. Credit and Market Risk

The Fund invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At September 30, 2006, no securities have been determined to be illiquid under the Fund's Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

Item 2.  Controls and Procedures.

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3.  Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: